Nature of Business (Details Narrative) - $ / shares	Jul. 12, 2012	Jul. 02, 2012	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock, shares authorized			50,000,000	50,000,000	50,000,000
Common stock,shares par value			$ 0.0001	$ 0.0001	$ 0.0001
Forward stock split description	10,000 to 1 forward stock split
Common Stock [Member]
Forward stock split description		10,000 to 1 forward split
Maximum [Member]
Common stock, shares authorized	50,000,000	50,000,000
Common stock,shares par value	$ 0.0001	$ 0.0001
Minimum [Member]
Common stock, shares authorized	1,500	1,500
Common stock,shares par value